Document and Entity Information	Feb. 23, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001063344
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	HERSHA HOSPITALITY TRUST
Entity Incorporation State Country Code	MD
Entity File Number	001-14765
Entity Tax Identification Number	25-1811499
Entity Address, Address Line One	44 Hersha Drive
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17102
City Area Code	(717)
Local Phone Number	236-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Shares of Beneficial Interest, par value $.01 per share
Trading Symbol	HT
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.875% Series C Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $.01 per share
Trading Symbol	HT-PC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.50% Series D Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $.01 per share
Trading Symbol	HT-PD
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.50% Series E Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $.01 per share
Trading Symbol	HT-PE
Security Exchange Name	NYSE